Inventories	12 Months Ended
Dec. 31, 2017
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Inventories
19.	INVENTORIES

Million US dollar	2017	2016 Adjusted	2016 Reported

Prepayments	101	90	90
Raw materials and consumables	2 304	2 119	2 143
Work in progress	387	391	391
Finished goods	1 216	1 166	1 166
Goods purchased for resale	111	124	124

	4 119	3 889	3 913
Inventories other than work in progress
Inventories stated at net realizable value	57	42	42
Carrying amount of inventories subject to collateral	—	—	—

The cost of inventories recognized as an expense in 2017 amounts to 21 386m US dollar, included in cost of sales (2016: 17 803m US dollar; 2015: 17 137m US dollar).

Impairment losses on inventories recognized in 2017 amount to 72m US dollar (2016: 70m US dollar; 2015: 21m US dollar).